Short-term loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term Loans
Credit facility	$ 1,429,981
Loan from bank	$ 662,955
Interest rate	2.65%